Acquisitions (Details 1) (Shenzhen Wentai Education Industry Development Co., Ltd. [Member], CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Shenzhen Wentai Education Industry Development Co., Ltd. [Member]
Revenue, The amount attributable to Wentai Education in the Group's consolidated statement of operations for the year ended June 30, 201	49,893,223
Revenues, Supplemental pro forma	91,483,890	88,060,596
Net income (loss), The amount attributable to Wentai Education in the Groups consolidated statement of operations for the year ended June 30, 2011	7,857,010
Net income (loss), Supplemental pro forma	(29,170,237)	(3,028,404)